ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	Dec. 18, 2024 USD ($) shares
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Underwriting expenses | $	$ 4,983,761
Common Class A [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItems [Line Items]
Initial public offering, shares | shares	1,500,000